Cash, Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Cash, Cash Equivalents and Short-term Investments
Schedule of Cash, cash equivalents and short-term investments

	As of December 31,
	2014	2015
	(In thousands)
Cash and cash equivalents:
Cash	$54,915	$186,347
Cash equivalents:
Bank time deposits	229,950	51,093

	284,865	237,440

Short-term investments:
Bank time deposits	166,414	98,439

Total cash, cash equivalents and short-term investments	$451,279	$335,879